U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.  Name and address of issuer:     Allianz Life Variable Account B
                                    1750 Hennepin Avenue
                                    Minneapolis, MN 55403-2195

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2.  Name of each series or class of funds for which this notice is filed:

    Allianz Life Variable Account B

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3.  Investment Company Act File Number:   811-05618

    Securities Act File Number:  33-23035, 33-72046, 33-76190 and 333-06709

    NOTE: The filing fee has been paid with Form 24F-2 filed for file number 33-23035.
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4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996

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5.  Check box if this  notice is being  filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [ ]


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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    Not applicable

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7.  Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begininng of the fiscal year:

    None

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None

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9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number of units sold:      83,357,104
    Aggregate sale price:  $1,236,784,582

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number of units sold:      83,357,104
    Aggregate sale price:  $1,236,784,582

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11. Number and aggregate sale price of securities  issued during the fiscal year
    in  connection  with  dividend   reinvestment   plans,  if  applicable  (see
    Instruction B.7):

    None

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10):   $1,236,784,582
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):                                            +            0
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                 - 1,080,441,270
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24e-2 (if applicable):                 +            0
                                                                 --------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line
        (iv)] (if applicable):                                     156,343,312
                                                                ---------------

   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see
        Instruction C.6):                                       x       1/3300
                                                                 --------------

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $    47,376.76
                                                                ===============

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13. Check box if fees are being remitted to the Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    February 24, 1997
    (See NOTE in question #3 above)
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ MICHAEL YATES
                         ---------------------------------------------
                         Michael Yates, CPA, FLMI
                         Manager, Variable Products Financial
                         ---------------------------------------------

Date     February 24, 1997
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